Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity
Stockholders' Equity

18. Stockholders’ Equity

In the year ended December 31, 2024, the Company declared and paid a dividend of $0.80 per share of common stock in each of March, June, August and $0.85 per share in November amounting to $62.8 million. In the year ended December 31, 2023, the Company declared and paid a dividend of $0.75 per share of common stock in each of February, May and August and $0.80 per share of common stock in November amounting to $60.7 million. In the year ended December 31, 2022, the Company declared and paid a dividend of $0.75 per share of common stock in each of February, May, August and November amounting to $61.5 million. The Company issued 23, 34 and 143 shares of common stock at par value of $0.01 pursuant to its dividends reinvestment plan in the years ended December 31, 2024, 2023 and 2022, respectively, at an average price of $80.62, $60.63 and $69.59 per share, respectively.

In the years ended December 31, 2024 and 2023, and the period ended December 31, 2022, the Company repurchased 661,103, 1,131,040 and 466,955 shares of the Company’s common stock in the open market for $53.9 million, $70.6 million and $28.6 million, respectively, under the Company’s share repurchase program of up to $100 million announced in June 2022, which was increased by $100 million for a total aggregate amount of $200 million on November 10, 2023.

Refer to Note 17 “Stock Based Compensation” for information on the Company’s compensation plans.

As of December 31, 2024, 25,585,985 shares were issued and 18,987,616 shares were outstanding; and 25,355,962 shares were issued and 19,418,696 shares were outstanding as of December 31, 2023. As of December 31, 2024 and December 31, 2023, 6,598,369 and 5,937,266 shares were held as Treasury shares, respectively. Under the Articles of Incorporation as amended on September 18, 2009, the Company’s authorized capital stock consists of 750,000,000 shares of common stock with a par value of $0.01 and 100,000,000 shares of preferred stock with a par value of $0.01.